Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Exempt Money Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2016
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2017